COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company leases office space in Centennial, Colorado under a noncancelable operating lease agreement. The Company leases and occupies approximately 27,900 square feet of office space. The original term of the lease was set to expire in December 2024, however, in November 2023, the Company elected to extend the lease through June 2025. In recognition of the ROU asset and the related lease liability as of September 30, 2024, any further options to extend the lease term have not been included as the Company was not reasonably certain to exercise any such option.

As of September 30, 2024 and December 31, 2023, the weighted-average remaining lease term was 0.8 years and 1.5 years, respectively, and the discount rate used was 7.0% as of each respective date.

During the periods presented, the Company recognized the following lease costs arising from the lease transaction:

	Three Months Ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Operating lease cost	$102,938	$85,036	$308,814	$255,109

The Company recognized the following cash flow transactions arising from lease transactions:

	Nine months ended September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	$287,537	$279,160

On September 30, 2024, the future payments and interest expense for the operating leases are as follows:

Year Ending December 31,	Future Payments
2024	$95,846
2025	240,834
Total undiscounted cash flows	336,680
Less: imputed interest	(8,126)
Present value of lease liabilities	$328,554

Legal Proceedings

In the normal course of business, the Company may become involved in legal proceedings. The Company will accrue a liability for legal proceedings when it is probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. At September 30, 2024 and December 31, 2023, the Company was not involved in any material legal proceedings.

Purchase Commitments

As of September 30, 2024, the Company had approximately $467,000 in outstanding firm purchase commitments to acquire inventory and research and development parts from suppliers for the Company's ongoing operations.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company leases and occupies approximately 27,900 square feet of office space in Centennial, Colorado under a noncancelable operating lease agreement. The original term of the lease was set to expire in December 2024, however, in November 2023, the Company elected to extend the lease through June 2025. In recognition of the ROU asset and the related lease liability as of December 31, 2023, any further options to extend the lease term have not been included as the Company was not reasonably certain to exercise any such option.

	Year ended December 31,
	2023	2022
Operating lease cost	$352,080	$340,146

As of December 31, 2023 and 2022, the weighted-average remaining lease term was 1.5 years and 2.0 years, respectively, and the weighted-average discount rate used was 7.0% and 5.5%, respectively.

During the years ended December 31, 2023 and 2022, the Company recognized the following lease costs arising from the lease transaction:

	Year ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities	$372,214	$361,324
Right-of-use assets obtained in exchange for new operating lease liabilities	263,939	934,584

As of December 31, 2023, the future payments and interest expense for the operating lease are as follows:

Year Ending December 31,	Future Payments
2024	$383,383
2025	240,834
Total undiscounted cash flows	624,217
Less: imputed interest	(31,463)
Present value of lease liabilities	$592,754

Legal Proceedings

In the normal course of business, the Company may become involved in legal proceedings. The Company will accrue a liability for legal proceedings when it is probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. As of December 31, 2023 and 2022, the Company was not involved in any material legal proceedings.

Purchase Commitments

As of December 31, 2023 and 2022, the Company had $602,335 and $657,112 in outstanding firm purchase commitments to acquire inventory and research and development parts from suppliers for the Company's ongoing operations.